Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share ("Common Stock")
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	1.07
Maximum Aggregate Offering Price	$ 5,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 738.83
Offering Note	Represents shares of Common Stock to be registered under the Biofrontera Inc. Amended and Restated 2021 Omnibus Incentive Plan (the "Plan"). Pursuant to Section 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional shares of Common Stock that may become issuable as a result of stock splits, stock dividends, or similar transactions under the anti-dilution provisions of the Plan. Biofrontera Inc. has previously registered 137,500 shares of Common Stock (as adjusted for the Company's 1-for-20 reverse stock split that was effective as of July 3, 2023) and 3,750,000 shares of Common Stock that may be issued under the Plan on Registration Statements on Form S-8 (File No. 333-265463 and File No. 333-283208, respectively). The registration fees for the previously registered shares were paid at the time that the applicable registration statement was filed. Fee calculation estimated solely for the purpose of computing the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act. The offering price per share and the aggregate offering price are based on the average of the high and low sales prices of the Common Stock, as quoted on The Nasdaq Capital Market, on July 21, 2026.